Employee Future Benefits - Schedule of Amounts Recognized in Balance Sheet (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Pension Plans
Assets
Long-term (Note 9)	CAD 31	CAD 32
Liabilities
Current (Note 13)	12	13
Long-term (Note 16)	393	410
Net liabilities	374	391
OPEB Plans
Assets
Long-term (Note 9)	3	0
Liabilities
Current (Note 13)	10	13
Long-term (Note 16)	381	411
Net liabilities	CAD 388	CAD 424